RELATED PARTY BALANCES AND TRANSACTIONS - Transactions - Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS
Loan provided to related parties		¥ 5,143	¥ (8,000)
Investments disposed to a related party		¥ 3,061	¥ 22,047
Purchase from related parties	¥ 12,183